Deposits by Customers - Schedule of Deposits by Customers (Detail) - GBP (£) £ in Millions	Jun. 30, 2018	Dec. 31, 2017
Disclosure of deposits from customers [line items]
Deposits from customers	£ 173,395	£ 176,919
Current and Demand Accounts - Interest Bearing [member]
Disclosure of deposits from customers [line items]
Deposits from customers	86,646	85,778
Current and Demand Accounts - Non-interest Bearing [member]
Disclosure of deposits from customers [line items]
Deposits from customers	2	2
Savings Accounts [member]
Disclosure of deposits from customers [line items]
Deposits from customers	67,817	70,461
Time Deposits [member]
Disclosure of deposits from customers [line items]
Deposits from customers	18,395	19,951
Amounts Due to Fellow Banco Santander Subsidiaries [member]
Disclosure of deposits from customers [line items]
Deposits from customers	£ 535	£ 727